Consolidated Statements of Comprehensive Loss (Parenthetical) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Statement of Comprehensive Income [Abstract]
Unrealized (losses) gains on available-for-sale equity securities, tax (recovery) / expense	$ (5,539)	$ 5,539
Unrealized gains (losses) on available-for-sale debt securities, tax
Currency translation adjustments, tax